Basis of preparation - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 439,195	$ 439,195	$ 115,551	$ 138,807	$ 262,752
Intangible assets	10,179	10,179	8,434
Total liabilities	178,187	178,187	26,526
Total operating expense		219,263	121,739	127,081
Net loss		(246,290)	$ (116,484)	$ (123,096)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	50,000	50,000
Intangible assets	48,040	48,040
Total liabilities	269	269
Net assets	97,771	$ 97,771
Total operating expense	269
Net loss	$ 269